PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 92 .9%
Basic Materials : 2 .1%
200,000
(1)(2)
Anglo American
Capital PLC, 5.500%,
05/02/2033 $ 202,243
0 .3
62,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 63,436
0 .1
99,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 102,623
0 .2
141,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 146,289
0 .3
30,000  BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 32,762
0 .1
78,000  Dow Chemical Co.,
4.375%,
11/15/2042 69,043
0 .1
25,000
(2)
Dow Chemical Co.,
6.300%,
03/15/2033 27,560
0.0
40,000
(1)
Newmont Corp. /
Newcrest Finance
Pty Ltd., 3.250%,
05/13/2030 36,106
0 .1
48,000
(1)
Newmont Corp. /
Newcrest Finance
Pty Ltd., 4.200%,
05/13/2050 41,537
0 .1
37,000  Nucor Corp., 4.300%,
05/23/2027 36,665
0 .1
199,000  Nutrien Ltd., 2.950%,
05/13/2030 179,852
0 .3
26,000  Nutrien Ltd., 4.900%,
03/27/2028 26,257
0.0
12,000  Nutrien Ltd., 5.800%,
03/27/2053 12,855
0.0
10,000  Nutrien Ltd., 5.875%,
12/01/2036 10,432
0.0
25,000  Nutrien Ltd., 5.950%,
11/07/2025 25,448
0.0
25,000  Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 25,980
0.0
76,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 79,144
0 .1
102,000  RPM International, Inc.,
2.950%,
01/15/2032 86,137
0 .2
72,000  Westlake Corp.,
3.125%,
08/15/2051 47,744
0 .1
1,252,113
2 .1
Communications : 7 .1%
18,000  Amazon.com, Inc.,
2.100%,
05/12/2031 15,528
0.0
67,000  Amazon.com, Inc.,
3.100%,
05/12/2051 49,867
0 .1
50,000  Amazon.com, Inc.,
4.100%,
04/13/2062 44,226
0 .1
144,000  AT&T, Inc., 3.500%,
06/01/2041 114,447
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
176,000  AT&T, Inc., 3.500%,
09/15/2053 $ 127,869
0 .2
130,000  AT&T, Inc., 3.650%,
09/15/2059 93,284
0 .2
301,000  AT&T, Inc., 3.800%,
12/01/2057 224,005
0 .4
51,000  Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 52,362
0 .1
35,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.850%,
04/01/2061 21,844
0.0
98,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 61,764
0 .1
95,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 73,659
0 .1
101,000
(2)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 106,548
0 .2
80,000  Comcast Corp.,
2.937%,
11/01/2056 52,665
0 .1
91,000  Comcast Corp.,
3.200%,
07/15/2036 76,565
0 .1
101,000  Comcast Corp.,
3.250%,
11/01/2039 81,864
0 .1
32,000  Comcast Corp.,
3.900%,
03/01/2038 28,638
0.0
174,000  Comcast Corp.,
5.500%,
05/15/2064 183,287
0 .3
85,000  Comcast Corp.,
5.650%,
06/15/2035 91,227
0 .2
27,000  Comcast Corp.,
6.500%,
11/15/2035 30,747
0.0
218,000
(1)
Deutsche Telekom
International Finance
BV, 4.375%,
06/21/2028 216,241
0 .4
111,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 102,066
0 .2
18,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 16,777
0.0
91,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 99,736
0 .2
200,000
(1)
NBN Co. Ltd., 6.000%,
10/06/2033 215,601
0 .4
145,000  Netflix, Inc., 5.875%,
11/15/2028 153,016
0 .3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
41,000  Paramount Global,
4.200%,
05/19/2032 $ 36,627
0 .1
43,000  Paramount Global,
4.375%,
03/15/2043 31,822
0.0
39,000
(2)
Paramount Global,
4.950%,
01/15/2031 37,010
0 .1
49,000  Paramount Global,
4.950%,
05/19/2050 39,763
0 .1
16,000  Paramount Global,
5.500%,
05/15/2033 15,181
0.0
60,000  Paramount Global,
5.850%,
09/01/2043 54,052
0 .1
11,000  Paramount Global,
6.875%,
04/30/2036 11,174
0.0
74,000  Sprint Capital Corp.,
6.875%,
11/15/2028 80,232
0 .1
276,000  Sprint Capital Corp.,
8.750%,
03/15/2032 340,981
0 .6
45,000  Time Warner Cable
Enterprises LLC,
8.375%,
07/15/2033 52,162
0 .1
132,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 125,170
0 .2
12,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 10,341
0.0
56,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 53,299
0 .1
32,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 28,841
0.0
9,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 7,940
0.0
52,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 48,372
0 .1
300,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 274,612
0 .5
30,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 32,208
0 .1
59,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 64,768
0 .1
38,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 31,272
0.0
38,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 32,776
0 .1
105,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 98,955
0 .2
19,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 18,293
0.0
97,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 94,693
0 .2
38,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 36,777
0 .1
100,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 115,179
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
27,000  Vodafone Group PLC,
5.125%,
06/19/2059 $ 24,805
0.0
31,000  Vodafone Group PLC,
5.750%,
02/10/2063 31,494
0.0
4,162,632
7 .1
Consumer, Cyclical : 5 .0%
111,535  American Airlines Pass
Through Trust 2015-2,
A, 4.000%,
03/22/2029 102,099
0 .2
61,247  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 57,389
0 .1
43,843  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 39,979
0 .1
45,040  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 40,708
0 .1
47,056  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 42,551
0 .1
54,000  American Honda
Finance Corp., 5.650%,
11/15/2028 56,562
0 .1
72,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 74,095
0 .1
87,000  American Honda
Finance Corp., GMTN,
5.850%,
10/04/2030 92,773
0 .2
36,000  AutoZone, Inc., 6.250%,
11/01/2028 38,279
0 .1
69,000
(1)(2)
BMW US Capital LLC,
5.150%,
08/11/2033 71,229
0 .1
51,965  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 45,876
0 .1
33,876  Delta Air Lines Pass
Through Trust 2015-1,
A, 3.875%,
01/30/2029 31,211
0.0
200,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 189,511
0 .3
83,000  General Motors
Financial Co., Inc.,
5.800%,
01/07/2029 84,994
0 .1
26,000  General Motors
Financial Co., Inc.,
5.850%,
04/06/2030 26,833
0.0
146,000  Home Depot, Inc.,
2.700%,
04/15/2030 133,420
0 .2
80,000  Home Depot, Inc.,
3.300%,
04/15/2040 66,136
0 .1
19,000  Home Depot, Inc.,
3.625%,
04/15/2052 15,412
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
89,000  Home Depot, Inc.,
4.900%,
04/15/2029 $ 91,481
0 .2
22,000
(2)
Home Depot, Inc.,
4.950%,
09/15/2052 22,252
0.0
76,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 77,520
0 .1
128,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 133,091
0 .2
31,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 26,187
0.0
40,000  Lowe's Cos., Inc.,
4.650%,
04/15/2042 37,271
0 .1
31,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 32,879
0 .1
36,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 38,141
0 .1
32,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 33,572
0 .1
49,000  McDonald's Corp.,
5.450%,
08/14/2053 52,185
0 .1
39,000  McDonald's Corp.,
MTN, 5.700%,
02/01/2039 41,795
0 .1
16,800
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 16,860
0.0
130,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 133,135
0 .2
100,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 105,387
0 .2
47,877  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 48,528
0 .1
51,589  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 46,191
0 .1
48,706  United Airlines Pass
Through Trust 2019-1,
AA, 4.150%,
02/25/2033 45,011
0 .1
69,672  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 69,702
0 .1
60,266  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 58,632
0 .1
172,911  US Airways Pass
Through Trust 2013-1,
A, 3.950%,
05/15/2027 165,352
0 .3
139,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 133,237
0 .2
124,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 109,378
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
114,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 $ 97,920
0 .2
37,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 31,726
0.0
55,000  WW Grainger, Inc.,
3.750%,
05/15/2046 46,060
0 .1
2,902,550
5 .0
Consumer, Non-cyclical : 16 .4%
60,000  AbbVie, Inc., 3.200%,
05/14/2026 58,176
0 .1
260,000  AbbVie, Inc., 3.200%,
11/21/2029 243,166
0 .4
82,000  AbbVie, Inc., 4.050%,
11/21/2039 74,086
0 .1
85,000  AbbVie, Inc., 4.250%,
11/21/2049 75,805
0 .1
63,000  AbbVie, Inc., 4.500%,
05/14/2035 61,657
0 .1
21,000  AbbVie, Inc., 4.625%,
10/01/2042 19,902
0.0
76,000  Altria Group, Inc.,
6.200%,
11/01/2028 79,774
0 .1
19,000  Amgen, Inc., 2.300%,
02/25/2031 16,259
0.0
47,000  Amgen, Inc., 2.450%,
02/21/2030 41,701
0 .1
74,000  Amgen, Inc., 2.770%,
09/01/2053 47,549
0 .1
113,000  Amgen, Inc., 3.150%,
02/21/2040 88,005
0 .1
65,000  Amgen, Inc., 4.400%,
02/22/2062 54,948
0 .1
52,000  Amgen, Inc., 5.250%,
03/02/2030 53,480
0 .1
171,000  Amgen, Inc., 5.600%,
03/02/2043 176,806
0 .3
68,000  Amgen, Inc., 5.650%,
03/02/2053 71,594
0 .1
65,000  Amgen, Inc., 5.750%,
03/02/2063 68,276
0 .1
241,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 236,425
0 .4
113,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 107,283
0 .2
53,000  BAT Capital Corp.,
6.421%,
08/02/2033 55,502
0 .1
109,000  BAT Capital Corp.,
7.079%,
08/02/2043 115,866
0 .2
54,000  BAT Capital Corp.,
7.081%,
08/02/2053 57,784
0 .1
85,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 85,411
0 .1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
240,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 $ 274,891
0 .5
76,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 88,139
0 .1
55,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 45,103
0 .1
42,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 36,546
0 .1
22,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 18,375
0.0
128,000  Centene Corp., 2.450%,
07/15/2028 114,093
0 .2
49,000  Centene Corp., 2.625%,
08/01/2031 40,714
0 .1
282,000  Centene Corp., 3.000%,
10/15/2030 244,580
0 .4
54,000  Cigna Corp., 3.200%,
03/15/2040 42,255
0 .1
20,000  Cigna Group, 4.125%,
11/15/2025 19,755
0.0
145,000  Cigna Group, 4.800%,
08/15/2038 140,334
0 .2
47,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 44,325
0 .1
51,000  CVS Health Corp.,
2.700%,
08/21/2040 36,390
0 .1
246,000  CVS Health Corp.,
4.780%,
03/25/2038 233,211
0 .4
50,000  CVS Health Corp.,
5.000%,
01/30/2029 50,945
0 .1
68,000  CVS Health Corp.,
5.050%,
03/25/2048 63,660
0 .1
46,000  CVS Health Corp.,
6.000%,
06/01/2063 48,868
0 .1
180,000
(1)
Element Fleet
Management Corp.,
6.319%,
12/04/2028 186,125
0 .3
64,000  Elevance Health, Inc.,
2.875%,
09/15/2029 58,717
0 .1
68,000  Elevance Health, Inc.,
5.500%,
10/15/2032 71,139
0 .1
65,000  Eli Lilly & Co., 5.550%,
03/15/2037 71,057
0 .1
198,000  Equifax, Inc., 2.600%,
12/15/2025 189,017
0 .3
31,000  Equifax, Inc., 5.100%,
06/01/2028 31,279
0 .1
196,000  Global Payments, Inc.,
4.450%,
06/01/2028 190,994
0 .3
68,000  Global Payments, Inc.,
5.950%,
08/15/2052 69,440
0 .1
37,000  HCA, Inc., 2.375%,
07/15/2031 30,510
0 .1
40,000  HCA, Inc., 3.375%,
03/15/2029 36,927
0 .1
40,000  HCA, Inc., 3.500%,
09/01/2030 36,272
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
85,000  HCA, Inc., 4.125%,
06/15/2029 $ 81,326
0 .1
90,000  HCA, Inc., 5.250%,
06/15/2049 83,778
0 .1
20,000  HCA, Inc., 5.875%,
02/01/2029 20,661
0.0
35,000  HCA, Inc., 5.900%,
06/01/2053 35,929
0 .1
51,000  Humana, Inc., 5.750%,
03/01/2028 53,024
0 .1
65,000  Humana, Inc., 5.750%,
12/01/2028 67,988
0 .1
34,000  Humana, Inc., 5.950%,
03/15/2034 36,406
0 .1
109,000  J M Smucker Co.,
6.500%,
11/15/2043 121,575
0 .2
51,000  Johnson & Johnson,
2.100%,
09/01/2040 36,319
0 .1
68,000  Johnson & Johnson,
3.625%,
03/03/2037 62,608
0 .1
50,000  Johnson & Johnson,
5.850%,
07/15/2038 57,204
0 .1
71,000  Kenvue, Inc., 4.900%,
03/22/2033 73,217
0 .1
86,000  Kenvue, Inc., 5.050%,
03/22/2028 88,158
0 .2
35,000  Kenvue, Inc., 5.050%,
03/22/2053 36,242
0 .1
52,000  Kenvue, Inc., 5.100%,
03/22/2043 53,993
0 .1
42,000  Kenvue, Inc., 5.200%,
03/22/2063 43,962
0 .1
69,000  Kraft Heinz Foods Co.,
5.000%,
06/04/2042 66,554
0 .1
68,000  Kraft Heinz Foods Co.,
5.200%,
07/15/2045 66,600
0 .1
114,000
(1)
Mars, Inc., 2.375%,
07/16/2040 81,852
0 .1
40,000  Merck & Co., Inc.,
4.900%,
05/17/2044 40,489
0 .1
59,000  Merck & Co., Inc.,
5.000%,
05/17/2053 60,712
0 .1
56,000
(2)
Merck & Co., Inc.,
5.150%,
05/17/2063 58,455
0 .1
34,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 29,022
0.0
33,000  Mondelez International,
Inc., 2.625%,
03/17/2027 31,145
0 .1
31,000  Mylan, Inc., 5.200%,
04/15/2048 25,661
0.0
200,000
(1)
Nestle Holdings, Inc.,
3.900%,
09/24/2038 183,615
0 .3
77,000
(2)
PayPal Holdings, Inc.,
2.300%,
06/01/2030 67,346
0 .1
40,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 39,692
0 .1
189,000  PepsiCo, Inc., 5.250%,
11/10/2025 191,895
0 .3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
36,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 $ 36,269
0 .1
117,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 117,306
0 .2
94,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 93,723
0 .2
150,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 153,246
0 .3
225,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 227,346
0 .4
42,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 43,101
0 .1
77,000  Philip Morris
International, Inc.,
5.625%,
09/07/2033 80,460
0 .1
30,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 26,163
0.0
25,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 22,390
0.0
61,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 67,680
0 .1
47,000  RELX Capital, Inc.,
4.000%,
03/18/2029 46,250
0 .1
34,000  Reynolds American,
Inc., 5.850%,
08/15/2045 31,888
0 .1
215,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 227,091
0 .4
114,000  Royalty Pharma PLC,
1.750%,
09/02/2027 102,280
0 .2
125,000  Royalty Pharma PLC,
3.300%,
09/02/2040 94,014
0 .2
64,000  Royalty Pharma PLC,
3.350%,
09/02/2051 43,328
0 .1
51,000  S&P Global, Inc.,
1.250%,
08/15/2030 41,776
0 .1
34,000
(1)
S&P Global, Inc.,
5.250%,
09/15/2033 35,597
0 .1
528,000  Sysco Corp., 5.750%,
01/17/2029 550,485
0 .9
250,000  Takeda Pharmaceutical
Co. Ltd., 5.000%,
11/26/2028 253,867
0 .4
115,000  Thermo Fisher
Scientific, Inc., 5.000%,
12/05/2026 116,770
0 .2
95,000  Thermo Fisher
Scientific, Inc., 5.000%,
01/31/2029 97,560
0 .2
119,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 124,091
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
63,000
(2)
Thermo Fisher
Scientific, Inc., 5.200%,
01/31/2034 $ 65,987
0 .1
69,000  Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 73,051
0 .1
59,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 47,289
0 .1
89,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 67,445
0 .1
46,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 35,971
0 .1
37,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 31,470
0 .1
7,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 5,774
0.0
22,000  UnitedHealth Group,
Inc., 4.450%,
12/15/2048 20,164
0.0
15,000  UnitedHealth Group,
Inc., 4.750%,
05/15/2052 14,432
0.0
71,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 72,557
0 .1
100,000  UnitedHealth Group,
Inc., 5.875%,
02/15/2053 113,350
0 .2
78,000  Viatris, Inc., 3.850%,
06/22/2040 58,088
0 .1
71,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 73,197
0 .1
9,610,000
16 .4
Energy : 5 .7%
31,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 21,498
0.0
51,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 36,109
0 .1
59,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 57,818
0 .1
35,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 35,628
0 .1
92,000
(1)
Cameron LNG LLC,
2.902%,
07/15/2031 80,781
0 .1
16,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 15,122
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
84,000
(1)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 $ 86,351
0 .2
115,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 118,780
0 .2
135,000  ConocoPhillips Co.,
5.550%,
03/15/2054 143,459
0 .3
129,000  ConocoPhillips Co.,
5.700%,
09/15/2063 139,806
0 .2
122,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 98,700
0 .2
65,000  Diamondback
Energy, Inc., 4.400%,
03/24/2051 53,882
0 .1
12,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 12,829
0.0
33,000  Enbridge, Inc., 5.700%,
03/08/2033 34,314
0 .1
79,000  Energy Transfer L.P.,
5.000%,
05/15/2050 70,559
0 .1
51,000  Energy Transfer L.P.,
5.400%,
10/01/2047 47,632
0 .1
68,000  Energy Transfer L.P.,
5.950%,
10/01/2043 67,208
0 .1
118,000  Energy Transfer L.P.,
6.000%,
06/15/2048 119,157
0 .2
126,000  Energy Transfer L.P.,
6.550%,
12/01/2033 136,917
0 .2
65,000
(3)
Energy Transfer L.P. G,
7.125%,
12/31/2199 60,059
0 .1
65,000
(3)
Energy Transfer L.P. H,
6.500%,
12/31/2199 61,931
0 .1
26,000  Enterprise Products
Operating LLC, 3.700%,
01/31/2051 20,711
0.0
118,000  Enterprise Products
Operating LLC, 3.950%,
01/31/2060 95,786
0 .2
25,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 20,091
0.0
129,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 119,820
0 .2
140,000  Hess Corp., 4.300%,
04/01/2027 138,624
0 .2
87,000  Kinder Morgan, Inc.,
4.800%,
02/01/2033 83,789
0 .1
31,000  Kinder Morgan, Inc.,
5.050%,
02/15/2046 27,727
0 .1
78,000  Marathon Petroleum
Corp., 5.000%,
09/15/2054 69,090
0 .1
74,000  Marathon Petroleum
Corp., 6.500%,
03/01/2041 79,637
0 .1
28,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 29,103
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
75,000
(2)
Occidental Petroleum
Corp., 6.600%,
03/15/2046 $ 81,306
0 .1
19,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 21,330
0.0
23,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 25,109
0.0
24,000  Ovintiv, Inc., 5.650%,
05/15/2028 24,506
0.0
31,000  Ovintiv, Inc., 6.250%,
07/15/2033 32,073
0 .1
42,000  Ovintiv, Inc., 7.100%,
07/15/2053 46,262
0 .1
35,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 3.550%,
12/15/2029 32,250
0 .1
8,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.300%,
01/31/2043 6,379
0.0
174,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 170,506
0 .3
48,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 43,138
0 .1
33,000  Shell International
Finance BV, 2.875%,
11/26/2041 25,042
0.0
73,000  Shell International
Finance BV, 3.000%,
11/26/2051 52,064
0 .1
45,000  Shell International
Finance BV, 4.000%,
05/10/2046 39,125
0 .1
27,000  Shell International
Finance BV, 4.125%,
05/11/2035 25,737
0.0
30,000  Targa Resources Corp.,
4.950%,
04/15/2052 26,375
0 .1
52,000  Targa Resources Corp.,
6.250%,
07/01/2052 53,767
0 .1
211,000  Targa Resources Corp.,
6.500%,
03/30/2034 228,101
0 .4
112,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 108,943
0 .2
34,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 30,835
0 .1
75,000  Williams Cos., Inc.,
5.100%,
09/15/2045 70,806
0 .1
3,326,572
5 .7

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial : 29 .6%
12,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 $ 8,780
0.0
12,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 11,594
0.0
160,000  Alleghany Corp.,
3.250%,
08/15/2051 121,267
0 .2
81,000  Alleghany Corp.,
4.900%,
09/15/2044 78,560
0 .1
137,000
(3)
American Express Co.,
6.338%,
10/30/2026 139,756
0 .2
57,000
(3)
American Express Co.,
6.489%,
10/30/2031 61,847
0 .1
64,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 43,980
0 .1
19,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 17,029
0.0
82,000  American International
Group, Inc., 3.400%,
06/30/2030 75,594
0 .1
101,000  American International
Group, Inc., 4.200%,
04/01/2028 98,485
0 .2
130,000  American International
Group, Inc., 5.125%,
03/27/2033 132,011
0 .2
124,000  American Tower Corp.,
1.500%,
01/31/2028 108,435
0 .2
80,000  American Tower Corp.,
2.700%,
04/15/2031 68,750
0 .1
56,000  American Tower Corp.,
3.600%,
01/15/2028 53,401
0 .1
40,000  American Tower Corp.,
3.650%,
03/15/2027 38,500
0 .1
26,000  American Tower Corp.,
4.400%,
02/15/2026 25,686
0.0
32,000  American Tower Corp.,
5.250%,
07/15/2028 32,533
0 .1
40,000  American Tower Corp.,
5.650%,
03/15/2033 41,596
0 .1
63,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 66,075
0 .1
70,000  Assurant, Inc., 3.700%,
02/22/2030 63,157
0 .1
71,000  AvalonBay
Communities, Inc.,
5.300%,
12/07/2033 73,912
0 .1
200,000
(3)
Banco Bilbao Vizcaya
Argentaria SA, 7.883%,
11/15/2034 217,748
0 .4
200,000  Banco Santander SA,
6.938%,
11/07/2033 222,210
0 .4
173,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 141,328
0 .2
85,000
(3)
Bank of America Corp.,
2.482%,
09/21/2036 67,367
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
49,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 $ 42,255
0 .1
180,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 152,055
0 .3
146,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 137,625
0 .2
74,000
(3)
Bank of America Corp.,
3.846%,
03/08/2037 65,022
0 .1
85,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 81,062
0 .1
67,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 67,457
0 .1
51,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 51,145
0 .1
415,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 434,665
0 .7
154,000
(3)
Bank of America
Corp., MTN, 1.898%,
07/23/2031 126,062
0 .2
7,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 6,173
0.0
5,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 3,578
0.0
164,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 139,601
0 .2
85,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 77,143
0 .1
107,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 103,391
0 .2
114,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 96,315
0 .2
26,000
(3)
Bank of America
Corp. RR, 4.375%,
12/31/2199 23,237
0.0
194,000
(2)
Bank of Montreal,
5.266%,
12/11/2026 196,757
0 .3
58,000
(2)(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 58,041
0 .1
130,000
(3)
Bank of New York
Mellon Corp., MTN,
6.317%,
10/25/2029 138,175
0 .2
115,000
(3)
Bank of New York
Mellon Corp., MTN,
6.474%,
10/25/2034 127,434
0 .2
170,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 152,209
0 .3
53,000
(2)
Bank of Nova Scotia,
4.850%,
02/01/2030 52,957
0 .1
192,000  Bank of Nova Scotia,
5.350%,
12/07/2026 195,296
0 .3
124,000  Bank of Nova Scotia,
5.650%,
02/01/2034 128,650
0 .2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
225,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 $ 177,158
0 .3
69,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 71,202
0 .1
91,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 65,003
0 .1
95,000  Camden Property Trust,
2.800%,
05/15/2030 85,010
0 .2
89,000  Camden Property Trust,
5.850%,
11/03/2026 91,727
0 .2
76,000
(3)
Charles Schwab Corp.,
6.136%,
08/24/2034 80,139
0 .1
67,000
(3)
Charles Schwab Corp.
H, 4.000%,
12/31/2199 53,001
0 .1
108,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 99,602
0 .2
111,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 104,706
0 .2
120,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 108,562
0 .2
82,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 83,879
0 .1
69,000
(1)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 71,951
0 .1
109,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 108,777
0 .2
101,000  Crown Castle, Inc.,
2.100%,
04/01/2031 82,319
0 .1
50,000  Crown Castle, Inc.,
2.500%,
07/15/2031 41,731
0 .1
37,000  Crown Castle, Inc.,
3.300%,
07/01/2030 33,199
0 .1
99,000  Crown Castle, Inc.,
4.450%,
02/15/2026 97,582
0 .2
134,000  Crown Castle, Inc.,
4.800%,
09/01/2028 132,356
0 .2
57,000
(2)
Crown Castle, Inc.,
5.600%,
06/01/2029 58,328
0 .1
44,000  Crown Castle, Inc.,
5.800%,
03/01/2034 45,570
0 .1
78,000  CubeSmart L.P.,
2.500%,
02/15/2032 64,969
0 .1
42,000  Discover Financial
Services, 4.100%,
02/09/2027 40,335
0 .1
92,000
(3)
Discover Financial
Services, 7.964%,
11/02/2034 102,385
0 .2
106,000  Extra Space Storage
L.P., 2.400%,
10/15/2031 87,522
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
56,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 $ 53,012
0 .1
28,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 26,722
0 .1
47,000
(3)
Fifth Third Bancorp,
6.339%,
07/27/2029 48,955
0 .1
250,000  First Horizon Bank,
5.750%,
05/01/2030 235,936
0 .4
81,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 85,282
0 .2
7,000
(3)
Goldman Sachs
Group, Inc., 2.383%,
07/21/2032 5,754
0.0
58,000  Goldman Sachs
Group, Inc., 3.850%,
01/26/2027 56,431
0 .1
234,000
(3)
Goldman Sachs
Group, Inc., 4.482%,
08/23/2028 229,972
0 .4
6,000  Goldman Sachs
Group, Inc., 6.250%,
02/01/2041 6,698
0.0
260,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 276,058
0 .5
25,000
(3)
Goldman Sachs Group,
Inc., GMTN, 7.402%,
(TSFR3M + 2.012%),
10/28/2027 25,470
0.0
54,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 57,526
0 .1
71,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 7.766%,
(TSFR3M + 2.387%),
02/12/2067 61,007
0 .1
82,000  Healthpeak OP LLC,
5.250%,
12/15/2032 82,958
0 .1
81,000  Highwoods Realty L.P.,
2.600%,
02/01/2031 63,053
0 .1
200,000
(3)
HSBC Holdings PLC,
1.589%,
05/24/2027 183,524
0 .3
22,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 16,658
0.0
46,000
(3)
Huntington Bancshares,
Inc., 6.208%,
08/21/2029 47,460
0 .1
55,000
(1)
Intact Financial Corp.,
5.459%,
09/22/2032 55,166
0 .1
127,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 109,933
0 .2
34,000  Intercontinental
Exchange, Inc.,
4.250%,
09/21/2048 30,600
0 .1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
45,000  Invitation Homes
Operating Parternship
L.P., 5.450%,
08/15/2030 $ 45,400
0 .1
25,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 25,059
0.0
93,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 74,072
0 .1
103,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 91,405
0 .2
36,000  Invitation Homes
Operating Partnership
L.P., 2.700%,
01/15/2034 28,969
0 .1
66,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 69,939
0 .1
226,000
(3)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 207,796
0 .4
65,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 58,917
0 .1
141,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 130,173
0 .2
186,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 165,011
0 .3
47,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 43,009
0 .1
149,000
(3)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 145,218
0 .3
140,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 131,779
0 .2
166,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 157,414
0 .3
69,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 67,434
0 .1
161,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 157,896
0 .3
174,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 179,065
0 .3
227,000
(3)
JPMorgan Chase & Co.,
6.254%,
10/23/2034 246,197
0 .4
84,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 77,180
0 .1
18,000  Kilroy Realty L.P.,
2.500%,
11/15/2032 13,650
0.0
39,000  Kilroy Realty L.P.,
2.650%,
11/15/2033 29,616
0 .1
108,000
(1)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 77,991
0 .1
200,000
(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 200,900
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
200,000
(1)
LSEGA Financing PLC,
1.375%,
04/06/2026 $ 184,548
0 .3
131,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 142,663
0 .2
91,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 83,881
0 .1
23,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 21,358
0.0
28,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 26,746
0 .1
129,000
(3)
Morgan Stanley,
5.297%,
04/20/2037 125,593
0 .2
176,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 178,064
0 .3
20,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 20,962
0.0
383,000
(3)
Morgan Stanley,
6.627%,
11/01/2034 424,248
0 .7
366,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 334,471
0 .6
85,000
(3)
Morgan Stanley, MTN,
1.928%,
04/28/2032 68,386
0 .1
27,000
(3)
Morgan Stanley, MTN,
2.511%,
10/20/2032 22,367
0.0
85,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 85,536
0 .2
175,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 175,064
0 .3
35,000
(3)
Morgan Stanley, MTN,
5.424%,
07/21/2034 35,538
0 .1
200,000
(3)
NatWest Group PLC,
5.808%,
09/13/2029 205,258
0 .4
134,000
(1)
New York Life
Insurance Co., 3.750%,
05/15/2050 107,407
0 .2
79,000  NNN REIT, Inc.,
5.600%,
10/15/2033 81,616
0 .1
44,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 40,724
0 .1
209,000
(1)
Northwestern Mutual
Global Funding,
0.800%,
01/14/2026 193,398
0 .3
112,000
(1)
Northwestern Mutual
Life Insurance Co.,
3.450%,
03/30/2051 83,796
0 .1
213,000
(3)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 181,880
0 .3
18,000
(3)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/2199 17,091
0.0
109,000
(3)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 101,879
0 .2
89,000  Prologis L.P., 3.875%,
09/15/2028 86,064
0 .2
91,000  Realty Income Corp.,
4.125%,
10/15/2026 89,340
0 .2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
42,000  Realty Income Corp.,
5.050%,
01/13/2026 $ 41,996
0 .1
161,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 129,131
0 .2
72,000  Sixth Street Specialty
Lending, Inc., 6.950%,
08/14/2028 74,243
0 .1
104,000
(3)
State Street Corp.,
5.684%,
11/21/2029 107,596
0 .2
50,000
(3)
State Street Corp.,
5.820%,
11/04/2028 51,908
0 .1
164,000
(3)
State Street Corp.,
6.123%,
11/21/2034 174,174
0 .3
88,000  STORE Capital Corp.,
2.700%,
12/01/2031 66,767
0 .1
79,000
(1)
Swiss Re Treasury
US Corp., 4.250%,
12/06/2042 67,992
0 .1
88,000  Synchrony Financial,
7.250%,
02/02/2033 87,393
0 .2
66,000
(1)
Teachers Insurance &
Annuity Association
of America, 3.300%,
05/15/2050 48,783
0 .1
97,000
(1)
Teachers Insurance &
Annuity Association
of America, 4.900%,
09/15/2044 91,806
0 .2
194,000  Toronto-Dominion Bank,
5.264%,
12/11/2026 197,907
0 .3
86,000
(3)
Truist Financial Corp.,
6.296%, (TSFR3M +
0.912%),
03/15/2028 78,357
0 .1
44,000
(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 40,998
0 .1
293,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 299,092
0 .5
19,000
(3)
Truist Financial Corp.
N, 4.800%,
12/31/2199 17,515
0.0
29,000
(3)
Truist Financial Corp.
Q, 5.100%,
12/31/2199 26,425
0 .1
372,000  UBS AG, 5.125%,
05/15/2024 369,393
0 .6
200,000
(1)(3)
UBS Group AG,
6.301%,
09/22/2034 211,871
0 .4
200,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 222,153
0 .4
93,000
(3)
US Bancorp, MTN,
4.967%,
07/22/2033 88,212
0 .2
29,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 21,959
0.0
120,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 120,591
0 .2
237,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 257,966
0 .4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
85,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 $ 76,516
0 .1
59,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 56,180
0 .1
40,000
(3)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 40,745
0 .1
67,000  Welltower OP LLC,
2.750%,
01/15/2031 58,397
0 .1
28,000  Weyerhaeuser Co.,
4.000%,
03/09/2052 23,086
0.0
250,000  Zions Bancorp NA,
3.250%,
10/29/2029 204,607
0 .4
17,306,821
29 .6
Industrial : 10 .3%
61,000  Avnet, Inc., 5.500%,
06/01/2032 60,409
0 .1
146,000  Avnet, Inc., 6.250%,
03/15/2028 151,351
0 .3
121,000  Boeing Co., 3.250%,
02/01/2028 114,874
0 .2
30,000  Boeing Co., 3.850%,
11/01/2048 23,350
0.0
223,000  Boeing Co., 5.705%,
05/01/2040 230,798
0 .4
107,000  Boeing Co., 5.805%,
05/01/2050 110,879
0 .2
68,000  Boeing Co., 5.930%,
05/01/2060 70,535
0 .1
68,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 57,891
0 .1
14,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 12,907
0.0
93,000  Burlington Northern
Santa Fe LLC, 4.400%,
03/15/2042 86,013
0 .2
3,000  Burlington Northern
Santa Fe LLC, 4.450%,
03/15/2043 2,791
0.0
42,000  Burlington Northern
Santa Fe LLC, 4.900%,
04/01/2044 41,511
0 .1
45,000  Burlington Northern
Santa Fe LLC, 5.150%,
09/01/2043 46,097
0 .1
75,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 78,147
0 .1
239,000  Canadian National
Railway Co., 2.750%,
03/01/2026 230,327
0 .4
130,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 117,187
0 .2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
72,000  Carrier Global Corp.,
2.493%,
02/15/2027 $ 67,733
0 .1
20,000  Carrier Global Corp.,
2.722%,
02/15/2030 17,903
0.0
93,000
(1)
Carrier Global Corp.,
5.800%,
11/30/2025 94,279
0 .2
32,000
(1)
Carrier Global Corp.,
5.900%,
03/15/2034 34,624
0 .1
78,000
(1)
Carrier Global Corp.,
6.200%,
03/15/2054 90,259
0 .2
69,000  CNH Industrial
Capital LLC, 4.550%,
04/10/2028 68,113
0 .1
27,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 27,132
0 .1
62,000  CSX Corp., 4.500%,
11/15/2052 57,614
0 .1
78,000  CSX Corp., 4.650%,
03/01/2068 71,745
0 .1
127,000  FedEx Corp., 4.550%,
04/01/2046 113,935
0 .2
44,498  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 37,095
0 .1
66,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 68,996
0 .1
85,000  GATX Corp., 1.900%,
06/01/2031 67,610
0 .1
118,000  GATX Corp., 6.900%,
05/01/2034 129,986
0 .2
82,000  HEICO Corp., 5.250%,
08/01/2028 83,779
0 .1
241,000  HEICO Corp., 5.350%,
08/01/2033 246,884
0 .4
37,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 38,152
0 .1
133,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 140,778
0 .2
61,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 63,452
0 .1
73,000  Lennox International,
Inc., 5.500%,
09/15/2028 75,016
0 .1
178,000
(2)
Mohawk Industries, Inc.,
5.850%,
09/18/2028 184,679
0 .3
52,000  Nordson Corp., 5.600%,
09/15/2028 53,963
0 .1
36,000  Norfolk Southern Corp.,
2.550%,
11/01/2029 32,366
0 .1
28,000  Norfolk Southern Corp.,
2.900%,
08/25/2051 19,137
0.0
67,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 57,242
0 .1
49,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 50,212
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
41,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 $ 43,323
0 .1
161,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 179,865
0 .3
6,000  Northrop Grumman
Corp., 4.950%,
03/15/2053 5,950
0.0
65,000  Northrop Grumman
Corp., 5.150%,
05/01/2040 65,916
0 .1
51,000  Otis Worldwide Corp.,
5.250%,
08/16/2028 52,454
0 .1
87,000  Packaging Corp. of
America, 5.700%,
12/01/2033 91,636
0 .2
135,000  Parker-Hannifin Corp.,
4.250%,
09/15/2027 133,900
0 .2
169,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 156,784
0 .3
166,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 4.200%,
04/01/2027 160,572
0 .3
81,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 74,592
0 .1
7,000  Raytheon Technologies
Corp., 4.800%,
12/15/2043 6,523
0.0
58,000  Raytheon Technologies
Corp., 5.375%,
02/27/2053 58,983
0 .1
117,000  Republic Services, Inc.,
4.875%,
04/01/2029 119,267
0 .2
89,000  Republic Services, Inc.,
5.000%,
12/15/2033 90,905
0 .2
137,000  RTX Corp., 3.500%,
03/15/2027 132,072
0 .2
65,000  RTX Corp., 5.750%,
11/08/2026 66,810
0 .1
62,000  Ryder System, Inc.,
6.300%,
12/01/2028 65,795
0 .1
77,000  Ryder System, Inc.,
6.600%,
12/01/2033 85,426
0 .2
80,000
(2)
Trane Technologies
Financing Ltd., 5.250%,
03/03/2033 82,881
0 .1
17,000  Trane Technologies
Global Holding Co. Ltd.,
3.750%,
08/21/2028 16,585
0.0
22,000  Trane Technologies
Luxembourg Finance
SA, 3.500%,
03/21/2026 21,390
0.0
201,000  Trane Technologies
Luxembourg Finance
SA, 3.550%,
11/01/2024 197,704
0 .3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
18,000  Trane Technologies
Luxembourg Finance
SA, 3.800%,
03/21/2029 $ 17,434
0.0
7,000  Union Pacific Corp.,
3.350%,
08/15/2046 5,283
0.0
12,000  Union Pacific Corp.,
3.375%,
02/01/2035 10,621
0.0
7,000  Union Pacific Corp.,
3.550%,
05/20/2061 5,265
0.0
18,000  Union Pacific Corp.,
3.600%,
09/15/2037 16,129
0.0
9,000  Union Pacific Corp.,
3.750%,
02/05/2070 6,959
0.0
25,000  Union Pacific Corp.,
3.799%,
10/01/2051 20,953
0.0
51,000  Union Pacific Corp.,
3.839%,
03/20/2060 41,677
0 .1
10,000  Union Pacific Corp.,
3.875%,
02/01/2055 8,203
0.0
35,000  Union Pacific Corp.,
3.950%,
08/15/2059 28,628
0 .1
68,000  Union Pacific Corp.,
MTN, 3.550%,
08/15/2039 58,356
0 .1
100,000  Waste Management,
Inc., 2.000%,
06/01/2029 89,081
0 .2
35,000  Waste Management,
Inc., 4.625%,
02/15/2030 35,420
0 .1
28,000  Waste Management,
Inc., 4.625%,
02/15/2033 28,105
0 .1
37,000  Waste Management,
Inc., 4.875%,
02/15/2029 37,888
0 .1
155,000  Waste Management,
Inc., 4.875%,
02/15/2034 158,190
0 .3
25,000  WRKCo, Inc., 4.650%,
03/15/2026 24,845
0.0
80,000
(2)
Xylem, Inc., 3.250%,
11/01/2026 77,111
0 .1
6,007,232
10 .3
Technology : 6 .3%
40,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 37,974
0 .1
54,000  Analog Devices, Inc.,
1.700%,
10/01/2028 47,926
0 .1
112,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 105,616
0 .2
163,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 152,939
0 .3
296,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 240,028
0 .4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
76,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 $ 73,597
0 .1
31,000  Concentrix Corp.,
6.600%,
08/02/2028 31,916
0 .1
177,000  Concentrix Corp.,
6.850%,
08/02/2033 182,177
0 .3
20,000  Fiserv, Inc., 2.650%,
06/01/2030 17,596
0.0
91,000  Fiserv, Inc., 3.500%,
07/01/2029 85,680
0 .1
46,000  Fiserv, Inc., 5.450%,
03/02/2028 47,408
0 .1
97,000  Fiserv, Inc., 5.625%,
08/21/2033 101,666
0 .2
56,000  HP, Inc., 2.650%,
06/17/2031 47,693
0 .1
145,000  Intel Corp., 2.800%,
08/12/2041 108,699
0 .2
71,000  Intel Corp., 5.125%,
02/10/2030 73,684
0 .1
237,000  Intel Corp., 5.700%,
02/10/2053 256,470
0 .4
149,000  International Business
Machines Corp.,
3.500%,
05/15/2029 142,165
0 .2
79,000  Intuit, Inc., 5.200%,
09/15/2033 82,746
0 .1
258,000  Intuit, Inc., 5.500%,
09/15/2053 282,411
0 .5
47,000  KLA Corp., 4.950%,
07/15/2052 47,535
0 .1
47,000  KLA Corp., 5.250%,
07/15/2062 49,089
0 .1
208,000
(1)
Microsoft Corp.,
2.500%,
09/15/2050 140,655
0 .2
20,000  Microsoft Corp.,
2.525%,
06/01/2050 13,671
0.0
192,000  Microsoft Corp.,
2.700%,
02/12/2025 188,031
0 .3
20,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.125%,
02/15/2042 14,915
0.0
78,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
05/11/2041 59,686
0 .1
77,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 74,875
0 .1
30,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 30,062
0 .1
80,000  Oracle Corp., 2.300%,
03/25/2028 72,943
0 .1
152,000  Oracle Corp., 2.500%,
04/01/2025 147,021
0 .2
12,000  Oracle Corp., 3.800%,
11/15/2037 10,210
0.0
51,000  Oracle Corp., 3.850%,
04/01/2060 37,029
0 .1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
40,000  Oracle Corp., 4.000%,
11/15/2047 $ 31,755
0 .1
72,000  Oracle Corp., 4.300%,
07/08/2034 67,298
0 .1
48,000  Oracle Corp., 4.375%,
05/15/2055 39,867
0 .1
58,000  Oracle Corp., 6.150%,
11/09/2029 62,437
0 .1
118,000  Oracle Corp., 6.900%,
11/09/2052 138,633
0 .2
115,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 132,449
0 .2
107,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 98,839
0 .2
30,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 30,750
0 .1
80,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 82,055
0 .1
37,000  VMware LLC, 2.200%,
08/15/2031 30,679
0 .1
3,718,875
6 .3
Utilities : 10 .4%
85,000  AES Corp., 2.450%,
01/15/2031 71,465
0 .1
61,000  AES Corp., 5.450%,
06/01/2028 62,054
0 .1
42,000  Alabama Power Co.,
3.450%,
10/01/2049 31,718
0 .1
45,000  Alabama Power Co.,
3.750%,
03/01/2045 36,664
0 .1
46,000  Alabama Power Co.,
5.850%,
11/15/2033 49,494
0 .1
48,000  Alabama Power Co. A,
4.300%,
07/15/2048 41,704
0 .1
35,000
(1)
Alliant Energy
Finance LLC, 3.600%,
03/01/2032 30,748
0 .1
97,000  Ameren Corp., 5.000%,
01/15/2029 97,504
0 .2
128,000  Ameren Corp., 5.700%,
12/01/2026 130,958
0 .2
48,000
(2)
American Electric
Power Co., Inc.,
5.625%,
03/01/2033 50,034
0 .1
56,000  Appalachian Power Co.,
3.400%,
06/01/2025 54,744
0 .1
27,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 22,832
0.0
59,000  Avangrid, Inc., 3.150%,
12/01/2024 57,694
0 .1
194,000  Avangrid, Inc., 3.200%,
04/15/2025 188,607
0 .3
122,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 110,478
0 .2
72,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 77,938
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
44,000  Consolidated Edison
Co. of New York, Inc.,
5.500%,
03/15/2034 $ 46,178
0 .1
57,000  Consolidated Edison
Co. of New York, Inc.,
5.900%,
11/15/2053 62,817
0 .1
107,000  Consumers Energy Co.,
4.900%,
02/15/2029 108,970
0 .2
64,000  Dominion Energy South
Carolina, Inc., 6.250%,
10/15/2053 73,966
0 .1
36,000
(3)
Dominion Energy, Inc.,
3.071%,
08/15/2024 35,418
0 .1
65,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 66,794
0 .1
19,000  DTE Electric Co.,
5.400%,
04/01/2053 19,982
0.0
7,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 5,621
0.0
3,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 2,439
0.0
39,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 33,508
0 .1
22,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 19,488
0.0
35,000  Duke Energy Carolinas
LLC, 6.450%,
10/15/2032 38,572
0 .1
37,000  Duke Energy Corp.,
3.150%,
08/15/2027 34,992
0 .1
43,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 36,311
0 .1
37,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 39,907
0 .1
37,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 40,556
0 .1
32,000  Duke Energy Florida
LLC, 6.200%,
11/15/2053 36,674
0 .1
59,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 46,297
0 .1
60,000  Duke Energy Ohio, Inc.,
4.300%,
02/01/2049 51,245
0 .1
25,000  Duke Energy Ohio, Inc.,
5.250%,
04/01/2033 25,775
0.0
17,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 17,842
0.0
75,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 64,863
0 .1
49,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 41,921
0 .1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
94,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 $ 80,582
0 .1
24,000  Duke Energy Progress
LLC, 5.250%,
03/15/2033 24,756
0.0
42,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 30,473
0.0
11,000  Entergy Arkansas LLC,
4.000%,
06/01/2028 10,711
0.0
18,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 15,454
0.0
30,000  Entergy Arkansas LLC,
5.150%,
01/15/2033 30,614
0.0
5,000  Entergy Louisiana LLC,
3.250%,
04/01/2028 4,705
0.0
61,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 61,486
0 .1
23,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 24,767
0.0
44,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 46,068
0 .1
33,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 35,325
0 .1
77,000  Eversource Energy,
2.900%,
03/01/2027 72,938
0 .1
42,000  Eversource Energy,
5.125%,
05/15/2033 42,247
0 .1
59,000  Eversource Energy,
5.450%,
03/01/2028 60,668
0 .1
76,000  Eversource Energy,
5.950%,
02/01/2029 79,655
0 .1
144,000  Eversource Energy U,
1.400%,
08/15/2026 131,433
0 .2
97,000  Exelon Corp., 5.150%,
03/15/2028 98,671
0 .2
9,000  Florida Power &
Light Co., 2.875%,
12/04/2051 6,250
0.0
39,000  Florida Power &
Light Co., 4.625%,
05/15/2030 39,293
0 .1
28,000  Florida Power &
Light Co., 4.800%,
05/15/2033 28,338
0.0
40,000  Florida Power &
Light Co., 5.400%,
09/01/2035 40,764
0 .1
23,000  Florida Power &
Light Co., 5.650%,
02/01/2037 24,556
0.0
40,000  Iberdrola International
BV, 5.810%,
03/15/2025 40,214
0 .1
26,000  Indiana Michigan
Power Co., 3.850%,
05/15/2028 25,122
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
31,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 $ 33,190
0 .1
73,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 67,587
0 .1
85,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 83,006
0 .1
51,000
(1)
Metropolitan Edison
Co., 5.200%,
04/01/2028 51,438
0 .1
77,000  MidAmerican
Energy Co., 4.250%,
05/01/2046 67,160
0 .1
113,000  MidAmerican
Energy Co., 4.400%,
10/15/2044 101,402
0 .2
16,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 15,123
0.0
18,000  Mississippi Power Co.,
4.750%,
10/15/2041 15,800
0.0
168,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 143,549
0 .2
81,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 85,093
0 .1
42,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 35,415
0 .1
37,000  National Rural Utilities
Cooperative Finance
Corp., 3.400%,
02/07/2028 35,492
0 .1
50,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 46,694
0 .1
59,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 56,019
0 .1
121,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 116,366
0 .2
33,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 34,970
0 .1
55,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 7.125%,
09/15/2053 56,824
0 .1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
121,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 $ 124,225
0 .2
30,000  Nevada Power Co.,
6.000%,
03/15/2054 32,973
0 .1
59,000
(1)
New York State Electric
& Gas Corp., 2.150%,
10/01/2031 47,036
0 .1
113,000
(1)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 106,574
0 .2
172,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 158,280
0 .3
30,000  Oklahoma Gas and
Electric Co., 5.400%,
01/15/2033 31,224
0 .1
192,000
(2)
ONE Gas, Inc., 5.100%,
04/01/2029 195,923
0 .3
37,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 32,078
0 .1
56,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 43,976
0 .1
100,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 80,937
0 .1
39,000  Pacific Gas and
Electric Co., 6.750%,
01/15/2053 42,529
0 .1
37,000  PECO Energy Co.,
2.850%,
09/15/2051 25,017
0.0
55,000  PECO Energy Co.,
4.900%,
06/15/2033 55,961
0 .1
14,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 14,222
0.0
70,000  Public Service Co. of
Oklahoma J, 2.200%,
08/15/2031 58,075
0 .1
89,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 92,439
0 .2
12,000  Public Service Electric
and Gas Co., MTN,
3.800%,
03/01/2046 9,965
0.0
92,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 77,449
0 .1
59,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 61,458
0 .1
85,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 68,384
0 .1
15,000  Southern California
Edison Co., 3.650%,
02/01/2050 11,633
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
44,000  Southern California
Edison Co., 4.000%,
04/01/2047 $ 35,962
0 .1
110,000  Southern California
Edison Co., 4.050%,
03/15/2042 92,879
0 .2
96,000
(3)
Southern Co. B,
4.000%,
01/15/2051 91,460
0 .2
40,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 40,033
0 .1
32,000  Tucson Electric
Power Co., 4.000%,
06/15/2050 25,334
0.0
19,000  Union Electric Co.,
2.150%,
03/15/2032 15,764
0.0
19,000  Union Electric Co.,
5.450%,
03/15/2053 19,626
0.0
69,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 71,177
0 .1
22,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 23,355
0.0
124,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 120,369
0 .2
14,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 13,978
0.0
24,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 24,365
0.0
6,109,650
10 .4
Total Corporate Bonds/
Notes
(Cost $52,487,553)
54,396,445
92 .9
U.S. TREASURY OBLIGATIONS : 4 .6%
United States Treasury Bonds : 0 .8%
424,100
4.125
%,
08/15/2053 428,805
0 .7
49,600
4.750
%,
11/15/2043 53,219
0 .1
482,024
0 .8
United States Treasury Notes : 3 .8%
158,100
3.750
%,
12/31/2028 157,396
0 .3
32,000
4.250
%,
12/31/2025 31,996
0 .1
372,000
4.250
%,
12/15/2026 375,691
0 .6
33,700
4.375
%,
11/30/2028 34,490
0 .1
12,000
4.375
%,
11/30/2030 12,342
0.0
1,414,500
4.500
%,
11/15/2033 1,485,446
2 .5

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
143,000
4.875
%,
11/30/2025 $ 144,492
0 .2
2,241,853
3 .8
Total U.S. Treasury
Obligations
(Cost $2,653,921)
2,723,877
4 .6
Total Long-Term
Investments
(Cost $55,141,474)
57,120,322
97 .5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .8%
Repurchase Agreements : 2 .8%
1,000,000
(4)
HSBC Securities
USA, Repurchase
Agreement dated
12/29/2023, 5.340%,
due 01/02/2024
(Repurchase
Amount $1,000,585,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
12/01/29-12/01/53)
1,000,000
1 .7
622,180
(4)
JPMorgan Chase
& Co., Repurchase
Agreement dated
12/29/2023, 5.330%,
due 01/02/2024
(Repurchase Amount
$622,543, collateralized
by various U.S.
Government Securities,
2.500%-5.000%, Market
Value plus accrued
interest $634,624, due
02/15/29-08/15/53)
622,180
1 .1
Total Repurchase
Agreements
(Cost $1,622,180)
1,622,180
2 .8
Total Short-Term
Investments
(Cost $1,622,180)
1,622,180
2 .8
Total Investments in
Securities
(Cost $56,763,654) $ 58,742,502 100 .3
Liabilities in Excess of
Other Assets
(177,174) ( 0 .3 )
Net Assets $ 58,565,328 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of December
31, 2023.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (unaudited) (continued)

Voya Investment Grade Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 54,396,445 $ — $ 54,396,445
U.S. Treasury Obligations — 2,723,877 — 2,723,877
Short-Term Investments — 1,622,180 — 1,622,180
Total Investments, at fair value $ — $ 58,742,502 $ — $ 58,742,502
Other Financial Instruments+
Futures 197,861 — — 197,861
Total Assets $ 197,861 $ 58,742,502 $ — $ 58,940,363
Liabilities Table
Other Financial Instruments+
Futures $ (322,440) $ — $ — $ (322,440)
Total Liabilities $ (322,440) $ — $ — $ (322,440)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2023, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 22 03/28/24 $ 4,530,109 $ 43,218
U.S. Treasury 5-Year Note 2 03/28/24 217,547 5,402
U.S. Treasury 10-Year Note 11 03/19/24 1,241,797 36,509
U.S. Treasury Long Bond 1 03/19/24 124,937 779
U.S. Treasury Ultra Long Bond 10 03/19/24 1,335,938 111,953
$ 7,450,328 $ 197,861
Short Contracts:
U.S. Treasury Ultra 10-Year Note (58) 03/19/24 (6,844,906) (322,440)
$ (6,844,906) $ (322,440)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,187,218
Gross Unrealized Depreciation (208,370)
Net Unrealized Appreciation $ 1,978,848